            As filed with the U.S. Securities and Exchange Commission
                              on February 12, 1999


                        Securities Act File No. 333-49537
                    Investment Company Act File No. 811-08737

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]

                              Pre-Effective Amendment No.                   [ ]


                           Post-Effective Amendment  No. 2                  [x]


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                     OF 1940                                [x]


                                Amendment No. 3                             [x]
                        (Check appropriate box or boxes)


             Warburg, Pincus International Small Company Fund, Inc.
                     .......................................
               (Exact Name of Registrant as Specified in Charter)

          466 Lexington Avenue
           New York, New York                          10017-3147
  ....................................................................
  (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                                Janna Manes, Esq.
             Warburg, Pincus International Small Company Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     ......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:   February 22, 1999


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately  upon filing pursuant to paragraph (b)


[x] on February 22, 1999 pursuant to paragraph  (b)



[ ] 60 days after  filing  pursuant  to  paragraph  (a)(1)


[ ] on (date)  pursuant  to  paragraph  (a)(1)

[ ] 75 days  after  filing  pursuant  to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


  [x]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information is incorporated by referenced to Post-Effective Amendment No. 1 filed on December 17, 1998.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits


Exhibit No.            Description of Exhibit
-----------            ----------------------
       a               Articles of Incorporation.(1)

       b               By-Laws.(1)

       c               Registrant's Forms of Stock Certificates.(2)

       d               Form of Investment Advisory Agreement.(1)

       e               Form of Distribution Agreement.(1)

       f               Not applicable.

       g(1)            Custodian Agreement with PNC Bank, National
                       Association.(2)

       (2) Custodian Agreement with State Street Bank and Trust Company.(2)

       h(1)            Transfer Agency and Service  Agreement.(2)

       (2)             Form of Co-Administration Agreement with
                       Counsellors Funds Service, Inc.(1)

       (3)             Form of Co-Administration Agreement with PFPC
                       Inc.(1)

       i(1)            Opinion and Consent of Willkie Farr &
                       Gallagher, counsel to the Fund.(3)

       (2)             Opinion and Consent of Venable, Baetjer and
                       Howard, LLP, Maryland counsel to the  Fund.(2)

       j               Consent of  PricewaterhouseCoopers LLP,
                       Independent Accountants.(3)

       k               Not applicable.


1 Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 1998 (Securities Act File No. 333-49537).

2 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on May 20, 1998 (Securities Act File No. 333-49537).

3      To be filed by amendment.

       l               Form of Purchase Agreement.(1)

       m(1)            Form of Shareholder Servicing and Distribution Plan.(1)

       (2)             Form of Distribution Plan.(1)

       n               Financial Data Schedule.(3)

       o               Amended Rule 18f-3 Plan.(4)


Item 24. Persons Controlled by or Under Common Control with Registrant

            From time to time, Warburg Pincus Asset Management, Inc. ("Warburg")
may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

 Item 25.  Indemnification

                 Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Fund's initial Registration Statement on Form N-1A filed on April 7, 1998.



4 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

Item  26.  Business and Other Connections of Investment Adviser

                 Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to the Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item  27.  Principal Underwriter

(a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund;
Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus
Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                 (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                 (c)  None.

Item  28.   Location of Accounts and Records

            (1)   Warburg, Pincus International Small Company
                  Fund, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's Articles of Incorporation, By-Laws and minute books)

            (2)   Warburg Pincus Asset Management, Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records  relating to its functions
                  as investment adviser)

            (3)   PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as
                  co-administrator)

            (4)   Counsellors Funds Service, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as co-administrator)

            (5)   State  Street  Bank and  Trust  Company
                  225  Franklin  Street
                  Boston, Massachusetts 02110
                  (records relating to its functions
                  as custodian, transfer agent and dividend disbursing agent)

            (7)   Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts 02171
                  (records relating to its functions as transfer agent and dividend disbursing agent)


            (8)   PNC Bank, National Association
                  Mutual Fund Custody Services
                  200 Stevens Drive
                  Suite 440
                  Lester, Pennsylvania 19113
                  (records relating to its functions as custodian)


            (9)   Counsellors Securities Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as distributor)

Item  29.   Management Services

            Not applicable.

Item  30.   Undertakings.

            Not applicable.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of February, 1999.


                                 WARBURG, PINCUS INTERNATIONAL SMALL
                                 COMPANY FUND, INC.

                                 By:/s/Eugene L. Podsiadlo
                                    -------------------------------
                                    Eugene L. Podsiadlo
                                    President

            Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


@@


Signature                          Title                         Date
---------                          -----                         ----
/s/John L. Furth                   Chairman of the         February 12, 1999
---------------------------        Board of Directors
John L. Furth

/s/Eugene L. Podsiadlo             President               February 12, 1999
---------------------------
Eugene L. Podsiadlo

/s/Howard Conroy                   Vice President and      February 12, 1999
---------------------------        Chief Financial
Howard Conroy                      Officer

/s/Daniel S. Madden                Treasurer and           February 12, 1999
---------------------------        Chief Accounting
Daniel S. Madden                   Officer

/s/Richard N. Cooper               Director                February 12, 1999
---------------------------
Richard N. Cooper

/s/Jack W. Fritz                   Director                February 12, 1999
---------------------------
Jack W. Fritz

/s/Jeffrey E. Garten               Director                February 12, 1999
---------------------------
Jeffrey E. Garten

/s/Thomas A. Melfe                 Director                February 12, 1999
---------------------------
Thomas A. Melfe

/s/Arnold M. Reichman              Director                February 12, 1999
---------------------------
Arnold M. Reichman

/s/Alexander B. Trowbridge         Director                February 12, 1999
---------------------------
Alexander B. Trowbridge


@@